Risk/Return Detail Data - FidelitySAIConvertibleArbitrageFund-PRO	Apr. 01, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Greenwood Street Trust
FidelitySAIConvertibleArbitrageFund-PRO | Fidelity SAI Convertible Arbitrage Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® SAI Convertible Arbitrage Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® SAI Convertible Arbitrage Fund seeks total return through a combination of current income and capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2026
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 345 % of the average value of its portfolio.
Portfolio Turnover, Rate	345.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the fund.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Employing a convertible arbitrage strategy, which involves gaining exposure to a portfolio of convertible securities (typically debt securities or preferred stocks that can be exchanged for, or convert automatically to, common stock), and hedging the equity risk inherent in these securities by selling short the common stock into which the securities may be converted. Executing the fund's convertible arbitrage strategy through investments in derivative instruments, principally total return swap agreements on individual securities. Providing income and returns from investments in interest and dividend-paying convertible securities and trading based on the pricing inefficiencies of the options embedded in the convertible securities. Engaging in transactions that may have a leveraging effect on the fund, including long and short investments in derivatives - such as swaps (including credit default swaps and total return swaps), forward contracts, futures, and options - to seek to hedge risks such as issuer, equity market, credit, interest rate and foreign currency risks, or to enhance the returns of the fund. Investing in convertible debt, non-convertible debt, and preferred securities (either directly or through total return swaps) of any maturity and any quality (including unrated debt securities and lower-quality debt securities of less than investment grade-quality, also referred to as high yield debt securities or junk bonds). Investing in securities of small- and mid-capitalization companies (generally defined as those companies with market capitalizations similar to those of companies included in the Russell 2500™ Index), directly or through the use of derivatives. Investing in domestic and foreign issuers.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Sep. 30, 2024
Highest Quarterly Return	3.55%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2024
Lowest Quarterly Return	1.86%
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySAIConvertibleArbitrageFund-PRO | Fidelity SAI Convertible Arbitrage Fund | Fidelity SAI Convertible Arbitrage Fund
Risk/Return:
Management fee	1.40%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	1.55%	[1]
Fee waiver and/or expense reimbursement	0.09%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.46%	[1]
1 year	$ 149
3 years	478
5 years	833
10 years	$ 1,835
Annual Return, Inception Date	Sep. 12, 2023
2024	10.63%
FidelitySAIConvertibleArbitrageFund-PRO | Fidelity SAI Convertible Arbitrage Fund | Return Before Taxes | Fidelity SAI Convertible Arbitrage Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	10.63%
Since Inception	9.14%	[3]
FidelitySAIConvertibleArbitrageFund-PRO | Fidelity SAI Convertible Arbitrage Fund | After Taxes on Distributions | Fidelity SAI Convertible Arbitrage Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	8.07%
Since Inception	7.06%	[3]
FidelitySAIConvertibleArbitrageFund-PRO | Fidelity SAI Convertible Arbitrage Fund | After Taxes on Distributions and Sales | Fidelity SAI Convertible Arbitrage Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	6.28%
Since Inception	6.10%	[3]
FidelitySAIConvertibleArbitrageFund-PRO | Fidelity SAI Convertible Arbitrage Fund | LB057
Risk/Return:
Label	Bloomberg US 3 Month Treasury Bellwether Index
Past 1 year	5.29%
Since Inception	5.35%
FidelitySAIConvertibleArbitrageFund-PRO | Fidelity SAI Convertible Arbitrage Fund | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	1.25%
Since Inception	4.79%

[1]
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the fund.

[2]
B Fidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 1.45% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2026 . FDS may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[3]	A From September 12, 2023 .